Sale and Leaseback (Tables)	12 Months Ended
Dec. 31, 2017
Sale and Leaseback
Schedule of movements in finance lease liabilities

	2016	2017
As of January 1,	—	220,401
Addition	217,000	—
Finance lease charge (Note 18)	9,367	10,875
Payments	(5,966)	(17,848)

As of December 31,	220,401	213,428

Finance lease liability, current portion	5,946	6,302
Finance lease liability, non-current portion	214,455	207,126

Total	220,401	213,428

Schedule of commitments in relation to finance leases

As of December 31, 2017
Not later than one year	17,849
Later than one year and not later than three years	35,746
Later than three years and not later than five years	35,697
More than five years	235,393

Minimum lease payments	324,685

Future finance charges	(111,257)

Total lease liabilities	213,428

Schedule of present value of finance lease liabilities

As of December 31, 2017
Not later than one year	6,302
Later than one year and not later than three years	15,820
Later than three years and not later than five years	17,451
More than five years	173,855

Total lease liabilities	213,428